Employee Future Benefits - Schedule of Amounts Recognized in Balance Sheet (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans
Assets
Long-term other assets (Note 9)	CAD 32	CAD 11
Liabilities
Current (Note 13)	13	5
Long-term other liabilities (Note 16)	410	368
Net liabilities	391	362
OPEB Plans
Liabilities
Current (Note 13)	13	8
Long-term other liabilities (Note 16)	411	385
Net liabilities	CAD 424	CAD 393